Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Net income		$ 710	$ 747
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	[1],[2]	(402)	627
Unrealized gains (losses) on net investment hedges		78	(122)
Cash flow hedges
Net derivative gains (losses)		3	2
Less: reclassification adjustment for losses (gains) included in income		3	(6)
Net effects of cash flow hedges		6	(4)
Unrealized gains on available-for-sale investment
Unrealized gain (loss) arising during the period		0	0
Less: reclassification adjustment for (gains) recognized in income		0	(4)
Net unrealized holding gains (losses)		0	(4)
Net change in unrecognized pension and post-retirement benefit obligation	[3]	74	9
Other comprehensive income (loss)	[4]	(244)	506
Comprehensive income (loss)		466	1,253
Comprehensive income (loss) attributable to non-controlling interest		1	4
Comprehensive Income of Emera Incorporated		$ 465	$ 1,249

[1]
1) The Company has designated $1.2 billion United States dollar denominated Hybrid Notes as a hedge of the foreign currency exposure of its net investment in United States dollar denominated operations.

[2]	2) Net of tax expense of $1 million (2018 - $9 million tax recovery) for the year ended December 31, 2019.
[3]	3) Net of tax expense of $9 million (2018 - $2 million tax recovery) for the year ended December 31, 2019.
[4]	4) Net of tax expense of $10 million (2018 - $11 million tax recovery) for the year ended December 31, 2019.